Related party transactions	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Related party transactions
35. Related party transactions
List of related parties and relationships –

A)	Entities Controlling the Company (Holding Companies)

•	Volcan Investments Limited (‘Volcan’)

•	Volcan Investments Cyprus Limited
Intermediate Holding Companies

•	Vedanta Resources Limited

•	Vedanta Resources Holdings Limited

•	Twin Star Holdings Limited

•	Finsider International Company Limited

•	Westglobe Limited

•	Welter Trading Limited

•	Richter Holdings Limited

•	Vedanta Resources Finance Limited

•	Vedanta Resources Cyprus Limited

B)	Fellow subsidiaries (with whom transactions have taken place)

•	Konkola Copper Mines*

•	Sterlite Technologies Limited

•	Sterlite Power Transmission Limited

•	Sterlite Iron and Steel Company Limited

•	Sterlite Power Grid Ventures Limited

C)	Post Retirement Benefit Plan

•	Balco Employees Provident Fund Trust

•	Hindustan Zinc Ltd Employees Contributory Provident Fund Trust

•	Sesa Group Employees Provident Fund Trust

•	Sesa Mining Corporation Limited Employees Provident Fund Trust

•	Sesa Resources Limited Employees Provident Fund Trust

•	HZL Employee group Gratuity Trust

•	Sesa Group Employees Gratuity Fund and Sesa Group Executives Gratuity Fund

•	Sesa Resources Limited Employees Gratuity Fund

•	Sesa Mining Corporation Limited Employees Gratuity Fund

•	HZL Superannuation Trust

•	Sesa Group Executives Superannuation scheme Fund

•	Sesa Resources Limited and Sesa Mining Corporation Limited Employees Superannuation Fund

D)	Associates and Joint Ventures (with whom transactions have taken place)

•	RoshSkor Township (Pty) Ltd

•	Goa Maritime Private Limited

E)	Other Related Parties (with whom transactions have taken place)

I)	Enterprises over which key management personnel/their relatives have control or significant influence

•	Vedanta Medical Research Foundation

•	Vedanta Foundation

•	Cairn Foundation

•	Sesa Community Development Foundation

•	Janhit Electoral Trust

•	Fujairah Gold Ghana

•	Runaya Refinery LLP

II)	Enterprises which are Associates/Joint Ventures of entities under common control

•	India Grid trust **

*
Konkola Copper Mines Plc (KCM) ceased to be a related party w.e.f. May 21, 2019. In March 2020, a provision of
₹
 2,070 million was recognised in relation to monies advanced to KCM against future purchase of copper cathode/ anode. Refer note 17 for details.

**	Ceased to be related party during the year.
Ultimate controlling party
As at March 31, 2020, the Group is majorly owned by Twin Star Holdings Limited, Finsider International Company Limited, Westglobe Limited and Welter Trading Limited which are in turn wholly owned subsidiaries of Vedanta Resources Limited (Intermediate Holding Company). The ultimate controlling party of the Group is Volcan (Volcan Investments Limited and its wholly owned subsidiary Volcan Investments Cyprus Limited), which is controlled by the Chairman Emeritus, Mr. Anil Agarwal and persons related to him. Volcan Investments Limited, Volcan Investments Cyprus Limited, Twin Star Holdings Limited, Finsider International Company Limited, Westglobe Limited and Welter Trading Limited do not produce Group financial statements.

A summary of significant related party transactions for the year ended March 31, 2018, March 31, 2019 and March 31, 2020 are noted below:

		For the Year ended Mar 31, 201 8
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
	Income:
(i)	Sales	12,005	—	—	12,005
(ii)	Other Income
a)	Interest income /guarantee commission/ (Finance costs)	350	—	—	350
b)	Outsourcing Service Income	33	—	—	33
c)	Dividend Income	85	—	—	85
	Expenditure and other transactions:
(i)	Purchases of goods/services	6,712	—	—	6,712
(ii)	Long Term Incentive Plan expense	530	—	—	530
(iii)	Management and brand fees expenses	3,447	—	—	3,447
(iv)	(Recovery of)/Reimbursement to / for other expenses	105	—	—	105
(v)	Corporate Social Responsibility Expenditure / donation	—	—	1,048	1,048
(vi)	Contribution to Post retirement employee benefit trust	—	—	708	708
(vii)	Remuneration to relative of Key Managerial Personnel	—	—	71	71
(viii)	Commission/Sitting Fees
	-To Independent directors	—	—	35	35
	-To key management personnel	—	—	2	2
	-To relatives of key management personnel	—	—	4	4
(ix)	Dividend paid.
	-To Holding companies	39,506	—	—	39,506
	-To key management personnel	—	—	0	0
	-To relatives of key management personnel	—	—	4	4
	Transactions during the year:
(i)	Loans given / (repaid)	0	—	—	0
(ii)	Guarantee given / (taken)	—	—	344	344
(iii)	Guarantee relinquished*	350,149	—	—	350,149
(iv)	Investment made/(redeemed)**	(1,118)	—	(4)	(1,122)

*
During the previous year ended March 31, 2018, guarantee worth
₹
 282,058 million has been withdrawn by Vedanta Resources Limited and the guarantees worth
₹
 68,091 million is extinguished as the underlying external loan has been repaid.

**	Includes premium on redemption of bonds of ₹ 96 million for the year ended March 31, 2018.

		For the Year ended Mar 31, 201 9
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
	Income:
(i)	Sales	9,184	—	—	9,184
(ii)	Other Income
a)	Interest income /guarantee commission/ (Finance costs)	394	—	—	394
b)	Outsourcing Service Income	30	—	—	30
c)	Dividend Income	162	—	—	162
	Expenditure and other transactions:
(i)	Purchases of goods/services	4,036	—	9	4,045
(ii)	Long Term Incentive Plan expense	148	—	—	148
(iii)	Management and brand fees expenses	3,389	—	—	3,389
(iv)	(Recovery of)/Reimbursement to / for other expenses	(21)	—	—	(21)
(v)	Corporate Social Responsibility Expenditure / donation	—	—	1,329	1,329
(vi)	Contribution to Post retirement employee benefit trust	—	—	714	714
(vii)	Remuneration to relative of Key Managerial Personnel	—	—	151	151
(viii)	Commission/Sitting Fees
	-To Independent directors	—	—	42	42
	-To key management personnel	—	—	10	10
	-To relatives of key management personnel	—	—	3	3
(ix)	Dividend paid.
	-To Holding companies	35,126	—	—	35,126
	-To key management personnel	—	—	0	0
	-To relatives of key management personnel	—	—	4	4
	Transactions during the year:
(i)	Loans given / (repaid)	—	(15)	—	(15)
(ii)	Guarantee given / (taken)	(8,735)	—	687	(8,048)
(iii)	Guarantee relinquished	8,735	—	524	9,259
(iv)	Investment made/(redeemed)	(1,992)	—	—	(1,992)
(v)	Investments Purchased from	38,124	—	—	38,124

		As at Mar 31, 2019
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
	Balances as at year end:
(i)	Trade Receivables	104	—	—	104
(ii)	Loans to	737	51	—	788
(iii)	Receivable from	6,040	10	—	6,050
(iv)	Trade Payables	248	—	—	248
(v)	Payable to	21,596	—	867	22,463
(vi)	Investment in structured investments	47 , 717	—	—	47,717
(vi i )	Investment s	2,227	—	1,061	3,288
(vii i )	Guarantees outstanding given / (taken)	—	—	507	507
( ix )	Banking Limits assigned/utilised/renewed to/for group companies *	1,150	—	—	1,150
(x)	Commission and consultancy fees payable to KMP and their relatives	—	—	47	47

*	Bank guarantee given by the Company on behalf of Volcan in favour of Income tax department, India as collateral in respect of certain tax disputes of Volcan.

		For the Year ended Mar 31, 2020
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
	Income :
(i)	Sales	8,554	—	22	8,576	114
(ii)	Other Income
a)	Interest income /guarantee commission/ (Finance costs)	423	—	—	423	6
b)	Outsourcing Service Income	30	—	—	30	0
c)	Dividend Income	17	—	39	56	1
	Expenditure and other transactions :
(i)	Purchases of goods/services	581	—	67	648	9
(ii)	Long Term Incentive Plan (Recovery)	(4)	—	(2)	(6)	(0)
(iii)	Management and brand fees expenses	5,257	—	—	5,257	70
(iv)	(Recovery of)/Reimbursement to / for other expenses	479	—	1	480	6
(v)	Corporate Social Responsibility Expenditure / donation	—	—	1,110	1,110	15
(vi)	Contribution to Post retirement employee benefit trust	—	—	1,117	1,117	15
(vii)	Remuneration to relative of Key Managerial Personnel	—	—	169	169	2
(viii)	Commission/Sitting Fees
	-To Independent directors	—	—	42	42	1
	-To key management personnel	—	—	40	40	1
	-To relatives of key management personnel	—	—	3	3	0
(ix)	Dividend paid.
	-To Holding companies	7,267	—	—	7,267	96
	-To key management personnel	—	—	0	0	0
	-To relatives of key management personnel	—	—	1	1	0
	Transactions during the year:
(i)	Loans given / (repaid)	0	(3)	—	(3)	(0)
(ii)	F inanc ial gu aran tee given / (taken)	—	—	2	2	0
(iii)	Financial g uarantee relinquished	—	—	255	255	3
(iv)	Investment made/(redeemed) (Refer Note 35 (a))	(44,847)	—	—	(44,847)	(595)

		As at Mar 31, 2020
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
	Balances as at year end :
(i)	Trade Receivables	30	—	—	30	0
(ii)	Loans to	793	42	—	835	11
(iii)	Receivable from	1,325	10	23	1,358	18
(iv)	Trade Payables	1,143	—	67	1,210	16
(v)	Payable to	601	—	681	1,282	17
(vi)	Investment s	1,013	—	—	1,013	13
(vii)	Guarantees outstanding given / (taken)	—	—	255	255	3
(viii)	Banking Limits assigned/utilised/renewed to/for group companies*	1,150	—	—	1,150	15
(ix)	Remuneration, Commission and consultancy fees payable to KMP and their relatives	—	—	63	63	1

*	Bank guarantee given by the Company on behalf of Volcan Investments Limited in favour of Income tax department, India as collateral in respect of certain tax disputes of Volcan.

Remuneration of key management personnel
The remuneration of the key management personnel of the Group are set out below in aggregate for each of the categories specified in IAS 24 Related party disclosures.

	Year ended March 31,
	2018	2019	2020	2020
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Short term employee benefits*	326	413	396	5
Post-employment benefits**	24	14	79	1
Share based payments	61	45	12	0

Total	411	472	487	6

*
This includes reimbursement to the parent company for remuneration paid to the CEO and Whole Time Director of the Company aggregating to
₹
 115 million
($ 2 million)
for the year ended March 31, 2020. The Company intends to seek approval of its shareholders for this payment at the ensuing annual general meeting. The said KMP has left the Company, subsequent to the Balance sheet date.

**	Does not include the provision made for gratuity and leave benefits, as they are determined on an actuarial basis for all the employees together.

a) Structured investments purchased from Volcan Investments Limited
During the previous year ended March 31, 2019
, as part of its cash management activities, Cairn India Holdings Limited (CIHL), a step-down subsidiary of the Company, entered into a tripartite agreement with Volcan and one of its subsidiaries. Under the agreement, CIHL purchased an economic interest in a structured investment for the equity shares of Anglo American Plc (AA Plc), a company listed on the London Stock Exchange, from Volcan for a total consideration of
₹
 38,124 million (GBP 428 million, USD 541 million) (of which
₹
 18,159 million (GBP 200 million, USD 254 million) and
₹
 4,354 million (GBP 49 million, USD 64 million) was paid upto March 31, 2019 and during the year ended March 31, 2020 respectively) determined based on an independent third-party valuation. The ownership of the underlying shares, and the associated voting interests, remained with Volcan and the investment were to mature in two tranches in April 2020 and October 2020. In addition, CIHL also received a put option from Volcan. In July, 2019 , the transaction was unwound and the investments were redeemed for a total consideration of
₹
 44,847 million (GBP 519 million, USD 639 million), representing the actual price Volcan realised from selling the shares of AA Plc to an unrelated third-party net of applicable costs, out of which
₹
 926 million (GBP 10 million, USD 12 million) is outstanding.
b) Cairn PSC and OALP guarantee to Government
Vedanta Resources Limited as a parent company has provided financial and performance guarantee to Government of India for erstwhile Cairn India Group’s obligation under the Production Sharing Contract (‘PSC’). The guarantee provides for making available financial resources equivalent to Cairn India’s share for its obligation under PSC, personnel and technical services in accordance with industry practices and any other resources in case Cairn India is unable to fulfil its obligations under PSC.
Vedanta Resources Limited has also provided parent company financial and performance guarantee to Government of India for Vedanta Limited’s obligation under the Revenue Sharing Contract (‘RSC’) in respect of 41 Blocks awarded under the Round 1 of Open Acreage Licensing Policy (OALP) by Government of India. The guarantee provides for making available financial resources equivalent to Vedanta’s share for its obligation under RSC, personnel and technical services in accordance with industry practices and any other resources in case Vedanta is unable to fulfil its obligations under RSC.
Subsequent to year end, the Board has approved a consideration to be paid for Guarantee provided for OALP blocks. This will include one time charge of
₹
 1,772 million ($ 25 million) i.e. 2.5% of the estimated exploration cost of initial phase of
₹
 70,860 million ($ 1 billion) and an annual charge of 1% of spend subject to a minimum of
₹
 709 million ($ 10 million) and maximum of
₹
 1,417 million ($ 20 million).
c) Cairn Investment in Vedanta Resources Limited Bonds
Cairn India Holdings Limited had invested
₹
 2,110 million (
$

31 million) and
₹
 2,110 million ($ 31 million) as at March 31,
2019
and March 31,
2020
in bonds issued by Vedanta Resources Limited (formerly Vedanta Resources Plc), which have maturities ranging from June 2021 to May 2023 at coupon ranging from 7.13% to 8.25% p.a. The carrying value of these bonds (measured at FVTPL) are
₹
 2,227 million and
₹
 1,013 million
($ 13 million)

as at March 31,
2019
and March 31,
2020
respectively.
d) Loans to holding companies
During the year ended March 31, 2016, Lisheen Milling Limited entered into a loan agreement with Twin Star Holding Limited for
₹
 667 million

($10 million) at an interest rate of 2.1% per annum. The loan is unsecured and the outstanding balance under the facility including interest accrued as
at March 31,

2019
and March 31,

20
20
is
₹
 680 million
($ 10 million)
and

₹
 748 million
($

10 million) respectively.
e) Loans to fellow subsidiaries
During the previous year ended March 31, 2019, the Group had renewed loan provided to Sterlite Iron and Steel Company Limited to finance project in earlier years. The loan balance as at March 31, 20
19
was
₹
 45 million ($ 1 million) and March 31,

20
20
was
₹
 49 million ($ 1 million). The loan is unsecured in nature and carries an interest rate of 8.50% per annum. The loan was due in March 2020. The loan has been renewed for a further period of 12 months in March 2020 and is due in March 2021.
Terms and conditions of transactions with related parties
All transactions with related parties are done in the ordinary course of business. Except as disclosed above, the Group has not recorded any impairment of receivables relating to amounts owed by related parties, for the year ended March 31, 2020. This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates.
There are no outstanding debts or loans due from directors or other officers (as defined under Section 2(59) of the Companies Act, 2013) of the Company.